UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-04632

The European Equity Fund, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  12/31

Date of reporting period:  9/30/2014

ITEM 1.	SCHEDULE OF INVESTMENTS

THE EUROPEAN EQUITY FUND, INC.
SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2014 (unaudited)

Shares	Description	Value(a)
INVESTMENTS IN GERMANY – 23.5%
	CHEMICALS – 2.3%
10,000	Linde	$1,921,198
	DIVERSIFIED TELECOMMUNICATION SERVICES – 5.9%
142,000	Deutsche Telekom	2,151,641
560,000	Telefonica Deutschland Holding	2,927,443
		5,079,084
	HEALTH CARE PROVIDERS & SERVICES – 2.6%
45,000	Fresenius SE & Co	2,227,119
	INSURANCE – 2.6%
66,000	Talanx	2,195,545
	INTERNET SOFTWARE & SERVICES – 2.4%
48,000	United Internet	2,042,240
	IT SERVICES – 1.9%
44,000	Wirecard	1,625,373
	MACHINERY – 2.5%
25,000	Krones	2,173,738
	MEDIA – 1.7%
27,000	Axel Springer	1,486,110
	PHARMACEUTICALS – 1.6%
15,000	Merck	1,383,225
	Total Investments in Germany (cost $20,104,876)	20,133,632
INVESTMENTS IN UNITED KINGDOM – 16.6%
	COMMERCIAL SERVICES & SUPPLIES – 2.1%
100,000	Babcock International Group	1,770,787
	DIVERSIFIED TELECOMMUNICATION SERVICES – 3.0%
160,000	Jazztel*	2,590,050
	HEALTH CARE EQUIPMENT & SUPPLIES – 3.1%
160,000	Smith & Nephew	2,698,342
	HOTELS, RESTAURANTS & LEISURE – 2.4%
30,000	Whitbread	2,020,838
Shares	Description	Value(a)
	HOUSEHOLD PRODUCTS – 2.6%
26,000	Reckitt Benckiser Group	$2,255,646
	MULTILINE RETAIL – 1.0%
7,600	Next	814,011
	OIL, GAS & CONSUMABLE FUELS – 2.4%
280,000	BP	2,058,881
	Total Investments in United Kingdom (cost $12,781,627)	14,208,555
INVESTMENTS IN FRANCE – 10.7%
	AEROSPACE & DEFENSE – 2.6%
70,000	Zodiac Aerospace	2,232,264
	COMMERCIAL SERVICES & SUPPLIES – 2.2%
15,000	Societe BIC	1,933,825
	CONSTRUCTION MATERIALS – 1.9%
22,000	Imerys	1,621,761
	HEALTH CARE EQUIPMENT & SUPPLIES – 2.6%
20,000	Essilor International	2,195,583
	INSURANCE – 1.4%
50,000	AXA	1,231,764
	Total Investments in France (cost $8,113,272)	9,215,197
INVESTMENTS IN NETHERLANDS – 10.5%
	CONSTRUCTION & ENGINEERING – 2.5%
64,000	Arcadis NV	2,118,508
	FOOD PRODUCTS – 2.5%
54,000	Unilever	2,149,898
	MEDIA – 2.9%
110,000	Reed Elsevier NV	2,495,979
	OIL, GAS & CONSUMABLE FUELS – 2.6%
56,000	Royal Dutch Shell	2,213,030
	Total Investments in Netherlands (cost $9,331,308)	8,977,415

THE EUROPEAN EQUITY FUND, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2014 (unaudited) (continued)

Shares	Description	Value(a)
INVESTMENTS IN SPAIN – 6.3%
	ELECTRIC UTILITES – 3.0%
30,000	Red Electrica	$2,597,121
	INSURANCE – 1.1%
270,000	Mapfre	955,965
	IT SERVICES – 2.2%
50,000	Amadeus IT Holding	1,870,059
	Total Investments in Spain (cost $4,497,008)	5,423,145
INVESTMENTS IN SWITZERLAND – 5.8%
	CHEMICALS – 3.0%
2,000	EMS-Chemie Holding	831,328
500	Sika	1,732,761
		2,564,089
	PHARMACEUTICALS – 2.8%
26,000	Novartis	2,452,548
	Total Investments in Switzerland (cost $4,814,805)	5,016,637
INVESTMENTS IN SWEDEN – 5.0%
	DIVERSIFIED TELECOMMUNICATION SERVICES – 2.6%
320,000	TeliaSonera	2,215,221
	SPECIALTY RETAIL – 2.4%
50,000	Hennes & Mauritz	2,076,631
	Total Investments in Sweden (cost $4,504,382)	4,291,852
INVESTMENTS IN DENMARK – 3.6%
	CHEMICALS – 1.9%
42,000	Christian Hansen Holding	1,622,975
	HEALTH CARE EQUIPMENT & SUPPLIES – 1.7%
17,000	Coloplast	1,424,573
	Total Investments in Denmark (cost $3,042,894)	3,047,548
Shares	Description	Value(a)
INVESTMENTS IN ITALY – 3.1%
	GAS UTILITIES – 1.2%
180,000	Snam	$995,512
	TEXTILES, APPAREL & LUXURY GOODS – 1.9%
32,000	Luxottica Group	1,665,552
	Total Investments in Italy (cost $2,842,557)	2,661,064
INVESTMENTS IN BELGIUM – 2.7%
	BEVERAGES – 2.7%
21,000	Anheuser-Busch InBev NV	2,336,652
	Total Investments in Belgium (cost $2,301,720)	2,336,652
INVESTMENTS IN FINLAND – 2.7%
	INSURANCE – 2.7%
47,000	Sampo	2,278,921
	Total Investments in Finland (cost $1,186,181)	2,278,921
INVESTMENTS IN NORWAY – 2.0%
	DIVERSIFIED TELECOMMUNICATION SERVICES – 2.0%
78,000	Telenor	1,711,937
	Total Investments in Norway (cost $1,836,639)	1,711,937
INVESTMENTS IN POLAND – 1.7%
	COMMERCIAL BANKS – 1.7%
120,000	Powszechna Kasa Oszczednosci Bank Polski	1,437,912
	Total Investments in Poland (cost $1,650,114)	1,437,912

THE EUROPEAN EQUITY FUND, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2014 (unaudited) (continued)

Shares	Description	Value(a)
INVESTMENTS IN GREECE – 1.2%
	HOTELS, RESTAURANTS & LEISURE – 1.2%
80,000	OPAP	$1,045,516
	Total Investments in Greece (cost $1,012,029)	1,045,516
INVESTMENTS IN LUXEMBOURG – 0.9%
	MEDIA – 0.9%
9,000	RTL Group	771,522
	Total Investments in Luxembourg (cost $889,715)	771,522
	Total Investments in Common Stocks – 96.3% (cost $78,909,127)	82,557,505
CASH EQUIVALENTS – 2.0%
1,760,622	Central Cash Management Fund, 0.05% (cost $1,760,622)(b)	1,760,622
Number of contracts
PUT OPTIONS PURCHASED – 0.1%
650	EURO STOXX 50 Index, Expiration: 12/19/2014 Exercise Price 2,800 (cost $150,450)	123,113
	Total Investments in Put Options Purchased – 0.1% (cost $150,450)	123,113
	Total Investments – 98.4% (cost $80,820,199)**	84,441,240
	Other Assets and Liabilities, Net – 1.6%	1,347,833
	NET ASSETS – 100.0%	$85,789,073

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*  Non-income producing security.
**  The cost for federal income tax purposes was $80,821,143. At September 30, 2014, net unrealized appreciation for all securities based on tax cost was $3,620,097. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $9,355,831 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $5,735,734.
(a)  Value stated in U.S. dollars.
(b)  Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
For purposes of its industry concentration policy, the Fund classifies issuers of portfolio securities at the industry sub-group level. Certain of the categories in the above Schedule of Investments consist of multiple industry sub-groups or industries.

THE EUROPEAN EQUITY FUND, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2014 (unaudited) (continued)

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2014 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks and/or Other Equity Investments(1)
Germany	$20,133,632	$—	$—	$20,133,632
United Kingdom	14,208,555	—	—	14,208,555
France	9,215,197	—	—	9,215,197
Netherlands	8,977,415	—	—	8,977,415
Spain	5,423,145	—	—	5,423,145
Switzerland	5,016,637	—	—	5,016,637
Sweden	4,291,852	—	—	4,291,852
Denmark	3,047,548	—	—	3,047,548
Italy	2,661,064	—	—	2,661,064
Belgium	2,336,652	—	—	2,336,652
Finland 2,278,921 — — 2,278,921 Norway	1,711,937	—	—	1,711,937
Poland	1,437,912	—	—	1,437,912
Greece	1,045,516	—	—	1,045,516
Luxembourg	771,522	—	—	771,522
Short-Term Instruments	1,760,622	—	—	1,760,622
Derivatives(2)
Purchased Options	123,113	—	—	123,113
Total	$84,441,240	$—	$—	$84,441,240

There have been no transfers between fair value measurement levels during the period ended September 30, 2014.

(1) See Schedule of Investments for additional detailed categorizations.
(2) Derivatives include value of options purchased.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of September 30, 2014 categorized by the primary underlying risk exposure.
Primary Underlying Risk Disclosure	Purchased Options
Equity Contracts	$27,337

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	The European Equity Fund, Inc.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	November 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	November 21, 2014

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	November 21, 2014